Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Information about Opeartion Related to Derivatives

As of December 31, 2018, 2017 and January 1, 2017, the following amounts were recorded for operations related to derivatives:

	12/31/2018	12/31/2017	01/01/2017
Amounts receivable for spot and forward transactions pending settlement	15,924	39,740	52,152
Amounts payable for spot and forward transactions pending settlement	(94,222)	—	—

	(78,298)	39,740	52,152

Disclosure of Information about Notional Value of Options and Outstanding Forward and Futures Contracts

The following table shows, the notional value of options and outstanding forward and futures contracts as of December 31, 2018, 2017 and January 1, 2017:

	12/31/2018	12/31/2017	01/01/2017
Forward sales of foreign exchange without delivery of underlying assets	149,678	4,478,941	523,749
Forward sales of gold without delivery of underlying assets	—	87,309	12,137
Forward purchases of foreign exchange without delivery of underlying assets	1,014,339	839,055	825,690